WARRANTS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Number of Shares
Outstanding, Beginning	14,750,000	14,750,000	14,750,000
Exercised
Outstanding, Ending	14,750,000	14,750,000	14,750,000
Weighted Average Exercise Price
Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16
Granted
Exercised
Weighted-Average Exercise Price	$ 0.16	$ 0.16	$ 0.16
Warrant [Member]
Number of Shares
Outstanding, Beginning	3,410,280	1,674,655	3,940,150
Granted	1,241,665	1,935,625	1,474,655
Exercised
Expired	100,000	200,000	3,740,150
Outstanding, Ending	4,551,945	3,410,280	1,674,655
Weighted Average Exercise Price
Weighted-Average Exercise Price	$ 0.28	$ 0.26	$ 0.09
Granted	0.30	0.30	0.26
Exercised
Expired	0.25	0.25	0.09
Weighted-Average Exercise Price	$ 0.29	$ 0.28	$ 0.26